Cover	Jun. 20, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 20, 2024
Entity File Number	1-16525
Entity Registrant Name	CVD EQUIPMENT CORPORATION
Entity Central Index Key	0000766792
Entity Tax Identification Number	11-2621692
Entity Incorporation, State or Country Code	NY
Entity Address, Address Line One	355 South Technology Drive
Entity Address, City or Town	Central Islip
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	11722
City Area Code	(631)
Local Phone Number	981-7081
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	CVV
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false